Profit attributable to non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Profit/(loss) attributable to non-controlling interests	£ 260	£ (16)	[1]
Gain on Alawwal Bank merger	274
RFS Holdings B.V. Consortium Members
Profit/(loss) attributable to non-controlling interests	258	(17)
Other
Profit/(loss) attributable to non-controlling interests	£ 2	£ 1

[1]	Restated. Refer to Note 2 for further details.